UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Income Opportunities Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 33	0.64% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including it
s pro
spectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Income Opportunities Fund | Class 1

|

SSR7011_01_12_D01_(08/25)

Columbia Variable Portfolio – Income Opportunities Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Var ia
ble Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Income Opportunities Fund | Class 2

|

SSR7011_02_12_D01_(08/25)

Columbia Variable Portfolio – Income Opportunities Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 39	0.76% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, fede
r
al tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Income Opportunities Fund | Class 3

|

SSR7011_03_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Income Opportunities Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	147
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		152
Total Communication Services		152
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	20,516
Total Consumer Discretionary		20,516
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	7,215
Total Industrials		7,215
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		27,883

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	2,657,608	2,538,012
Total Convertible Bonds (Cost $2,552,423)			2,538,012

Corporate Bonds & Notes 94.6%

Aerospace & Defense 2.1%
Axon Enterprise, Inc.(d)
03/15/2030	6.125%	247,000	254,102
Bombardier, Inc.(d)
04/15/2027	7.875%	21,000	21,115
11/15/2030	8.750%	477,000	516,676
Moog, Inc.(d)
12/15/2027	4.250%	447,000	436,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	482,000	512,733
11/15/2030	9.750%	474,000	523,443
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	364,616
03/01/2029	6.375%	1,538,000	1,581,536
03/01/2032	6.625%	3,299,000	3,416,927
01/15/2033	6.000%	1,306,000	1,313,322
05/31/2033	6.375%	2,030,000	2,039,500
Total			10,980,386
Airlines 0.7%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,431,000	1,499,430
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	2,320,138	2,325,553
Total			3,824,983
Automotive 1.6%
Adient Global Holdings Ltd.(d)
02/15/2033	7.500%	262,000	268,160
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	50,000	49,934
10/01/2029	5.000%	845,000	773,571
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,077,000	1,119,907
Goodyear Tire & Rubber Co. (The)
04/30/2033	5.625%	872,000	834,837
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	622,680
11/15/2032	8.000%	1,587,000	1,620,034
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	1,045,000	1,021,367
04/23/2032	6.875%	2,183,000	2,016,526
Total			8,327,016
Banking 0.1%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	517,000	508,052
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(d)
03/01/2028	6.250%	1,027,000	1,029,530
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,396,000	2,482,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,022,000	3,320,162
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,054,733
Total			7,886,889
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	410,753
11/15/2029	3.875%	854,000	809,095
JH North America Holdings, Inc.(d)
01/31/2031	5.875%	246,000	248,154
07/31/2032	6.125%	415,000	421,905
Masterbrand, Inc.(d)
07/15/2032	7.000%	500,000	510,921
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,882,000	1,936,443
03/01/2033	6.750%	995,000	1,026,372
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,102,000	1,137,733
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	354,210
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	527,396
07/15/2030	4.375%	558,000	528,125
Total			7,911,107
Cable and Satellite 4.8%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	784,312
06/01/2029	5.375%	1,055,000	1,050,979
03/01/2030	4.750%	4,190,000	4,061,197
08/15/2030	4.500%	3,366,000	3,208,175
02/01/2032	4.750%	2,012,000	1,907,239
01/15/2034	4.250%	1,417,000	1,261,144
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,802,559
EchoStar Corp.
11/30/2029	10.750%	1,943,075	1,997,654
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	331,781
08/01/2027	5.000%	1,057,000	1,047,988
07/01/2030	4.125%	2,011,000	1,849,269
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,185,000	1,082,457
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	169,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,349,000	2,086,176
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	870,000	756,649
Ziggo BV(d)
01/15/2030	4.875%	328,000	306,352
Total			24,703,092
Chemicals 4.6%
Ashland LLC(d)
09/01/2031	3.375%	2,172,000	1,928,919
Avient Corp.(d)
11/01/2031	6.250%	56,000	56,443
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,256,000	1,323,683
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,422,000	1,345,121
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	312,039
07/15/2032	6.629%	361,000	377,296
04/15/2033	6.750%	1,731,000	1,748,773
11/15/2033	7.200%	799,000	848,581
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	325,707
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,055,432
HB Fuller Co.
10/15/2028	4.250%	109,000	105,450
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	370,743
INEOS Finance PLC(d)
04/15/2029	7.500%	1,752,000	1,757,087
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,221,000	2,249,753
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	342,000	345,420
Methanex US Operations, Inc.(d)
03/15/2032	6.250%	792,000	789,326
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,328,606
11/15/2028	9.750%	1,708,000	1,798,435
06/15/2031	7.250%	1,782,000	1,818,158
Tronox, Inc.(d)
03/15/2029	4.625%	157,000	135,425
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,315,000	1,304,894
08/15/2029	5.625%	891,000	806,601
03/01/2031	7.375%	1,787,000	1,830,219
Total			23,962,111
Construction Machinery 1.3%
Herc Holdings, Inc.(d)
06/15/2029	6.625%	740,000	759,626
06/15/2030	7.000%	870,000	910,887
06/15/2033	7.250%	2,304,000	2,414,650
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	778,795
03/15/2031	7.750%	1,967,000	2,068,155
Total			6,932,113
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,815,000	2,694,819
Match Group Holdings II LLC(d)
10/01/2031	3.625%	87,000	77,711
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	333,564
02/15/2029	5.625%	2,098,000	2,082,061
Total			5,188,155
Consumer Products 1.7%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	1,870,000	1,533,507
Newell Brands, Inc.(d)
06/01/2028	8.500%	519,000	546,540
Newell Brands, Inc.
05/15/2030	6.375%	1,030,000	1,001,646
05/15/2032	6.625%	1,223,000	1,169,874
Opal Bidco SAS(d)
03/31/2032	6.500%	973,000	991,764
Prestige Brands, Inc.(d)
01/15/2028	5.125%	802,000	796,526
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	537,516
02/01/2032	4.375%	1,451,000	1,332,027
Whirlpool Corp.
06/15/2030	6.125%	202,000	203,869
06/15/2033	6.500%	770,000	772,407
Total			8,885,676
Diversified Manufacturing 2.8%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	258,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chart Industries, Inc.(d)
01/01/2030	7.500%	737,000	771,938
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,076,280
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	779,554
Esab Corp.(d)
04/15/2029	6.250%	1,030,000	1,054,951
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	776,628
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	285,401
Resideo Funding, Inc.(d)
09/01/2029	4.000%	2,215,000	2,093,608
07/15/2032	6.500%	772,000	791,334
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,840,000	1,835,337
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	530,000	547,669
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	503,000	508,961
03/15/2029	6.375%	1,274,000	1,311,740
03/15/2032	6.625%	1,516,000	1,575,609
Total			14,667,060
Electric 5.6%
Alpha Generation LLC(d)
10/15/2032	6.750%	1,031,000	1,063,790
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	527,000	504,805
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,048,832
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	951,574
02/15/2031	3.750%	1,452,000	1,332,799
01/15/2032	3.750%	1,140,000	1,022,447
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	843,000	787,034
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,148,000	1,192,780
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	1,923,000	1,877,452
09/15/2027	4.500%	464,000	452,393
01/15/2029	7.250%	819,000	839,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,619,000	1,610,928
07/15/2029	5.750%	29,000	29,037
02/15/2031	3.625%	1,449,000	1,334,054
02/01/2033	6.000%	164,000	165,646
11/01/2034	6.250%	1,051,000	1,072,825
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	186,838
PG&E Corp.
07/01/2028	5.000%	141,000	137,342
PG&E Corp.(f)
03/15/2055	7.375%	660,000	625,993
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,650,491
01/15/2030	4.750%	1,667,000	1,596,560
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	584,790
07/31/2027	5.000%	154,000	153,782
10/15/2031	7.750%	2,464,000	2,618,004
04/15/2032	6.875%	2,524,000	2,638,974
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	814,000	869,389
03/15/2033	8.625%	1,756,000	1,882,621
Total			29,230,834
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	57,315
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	397,559
01/15/2031	6.750%	763,000	797,553
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,270,000	1,320,838
Total			2,573,265
Finance Companies 4.5%
GGAM Finance Ltd.(d)
04/15/2029	6.875%	770,000	795,761
03/15/2030	5.875%	1,584,000	1,593,542
Navient Corp.
03/15/2029	5.500%	1,362,000	1,334,250
03/15/2031	11.500%	437,000	494,928
08/01/2033	5.625%	2,281,000	2,095,074
OneMain Finance Corp.
05/15/2029	6.625%	1,843,000	1,895,305
03/15/2030	7.875%	1,970,000	2,092,674
09/15/2030	4.000%	301,000	277,690
05/15/2031	7.500%	1,517,000	1,585,101
11/15/2031	7.125%	107,000	111,269
09/15/2032	7.125%	155,000	160,453
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,389,000	2,512,157
Rocket Cos, Inc.(d)
08/01/2030	6.125%	509,000	518,708
08/01/2033	6.375%	649,000	664,186
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,860,674
10/15/2033	4.000%	1,733,000	1,549,860
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	32,465
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	490,000	489,707
06/15/2027	5.750%	777,000	775,095
04/15/2029	5.500%	1,355,000	1,316,734
UWM Holdings LLC(d)
02/01/2030	6.625%	1,259,000	1,260,656
Total			23,416,289
Food and Beverage 1.8%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	796,261
06/15/2030	6.000%	1,547,000	1,567,849
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	550,760
Post Holdings, Inc.(d)
02/15/2032	6.250%	1,252,000	1,287,902
10/15/2034	6.250%	1,324,000	1,335,187
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	513,801
04/30/2029	4.375%	554,000	537,285
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,354,000	1,281,070
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	188,211
01/15/2032	7.250%	986,000	1,037,347
Total			9,095,673
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	811,000	805,141
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	108,332
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	499,000	517,012
02/15/2032	6.500%	2,293,000	2,350,965
10/15/2032	6.000%	525,000	514,556
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	792,751
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,026,700
International Game Technology PLC(d)
04/15/2026	4.125%	200,000	200,000
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	731,000	764,854
MGM Resorts International
04/15/2032	6.500%	778,000	790,536
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	534,000	514,344
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	150,000	149,539
07/01/2029	4.125%	1,535,000	1,422,651
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,673,000	1,676,445
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,363,000	2,276,342
Scientific Games International, Inc.(d)
05/15/2028	7.000%	787,000	788,649
Voyager Parent LLC(d)
07/01/2032	9.250%	976,000	1,017,242
Total			15,716,059
Health Care 6.5%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	75,525
04/15/2029	5.000%	2,233,000	2,165,221
03/15/2033	7.375%	852,000	878,913
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	76,610
11/01/2029	3.875%	1,985,000	1,879,024
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,044,738
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	243,482
03/15/2029	3.750%	1,131,000	1,061,031
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	702,000	690,845
05/15/2030	5.250%	1,788,000	1,584,815
02/15/2031	4.750%	212,000	181,961
01/15/2032	10.875%	572,000	605,518
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,296,032
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	623,864
07/15/2033	6.750%	1,260,000	1,300,918
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	287,463
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	195,207
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	524,458
05/15/2030	6.500%	511,000	526,426
06/01/2032	6.250%	1,202,000	1,233,584
LifePoint Health, Inc.(d)
10/15/2030	11.000%	359,000	396,730
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,284,000	1,318,240
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	1,959,000	1,880,912
10/01/2029	5.250%	2,632,000	2,611,731
Select Medical Corp.(d)
12/01/2032	6.250%	1,384,000	1,392,357
Star Parent, Inc.(d)
10/01/2030	9.000%	2,700,000	2,843,618
Teleflex, Inc.
11/15/2027	4.625%	599,000	593,034
Teleflex, Inc.(d)
06/01/2028	4.250%	1,374,000	1,341,247
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,287,797
11/01/2027	5.125%	304,000	303,396
06/15/2028	4.625%	799,000	788,639
06/01/2029	4.250%	839,000	814,315
01/15/2030	4.375%	1,529,000	1,481,552
Total			33,529,203
Independent Energy 5.0%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,785,000	1,786,305
03/15/2032	7.375%	1,305,000	1,245,443
Civitas Resources, Inc.(d)
07/01/2028	8.375%	1,000,000	1,025,149
11/01/2030	8.625%	1,495,000	1,517,392
07/01/2031	8.750%	245,000	248,014
06/15/2033	9.625%	1,164,000	1,193,012
CNX Resources Corp.(d)
01/15/2029	6.000%	1,055,000	1,058,994
03/01/2032	7.250%	734,000	760,895
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,767,000	1,773,468
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	154,639
01/15/2030	5.875%	83,000	80,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,331,801
02/01/2029	5.750%	1,334,000	1,316,941
11/01/2033	8.375%	1,739,000	1,805,591
02/15/2035	7.250%	1,869,000	1,830,539
Matador Resources Co.(d)
04/15/2028	6.875%	1,023,000	1,043,527
04/15/2032	6.500%	518,000	517,976
04/15/2033	6.250%	809,000	804,337
Permian Resources Operating LLC(d)
04/15/2027	8.000%	674,000	688,593
01/15/2032	7.000%	1,497,000	1,551,720
02/01/2033	6.250%	771,000	778,080
SM Energy Co.
01/15/2027	6.625%	284,000	284,260
07/15/2028	6.500%	1,286,000	1,296,820
SM Energy Co.(d)
08/01/2029	6.750%	769,000	766,379
08/01/2032	7.000%	1,283,000	1,265,706
Total			26,126,175
Leisure 3.3%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,378,000	1,336,945
Carnival Corp.(d)
03/15/2030	5.750%	1,199,000	1,219,937
02/15/2033	6.125%	1,167,000	1,192,936
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	791,671
08/01/2032	7.000%	746,000	775,177
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	1,073,000	1,061,159
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	234,751
02/01/2032	6.750%	1,164,000	1,189,079
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,621,153
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	1,795,000	1,852,372
Vail Resorts, Inc.(d),(g)
07/15/2030	5.625%	1,107,000	1,107,000
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,026,000	1,061,332
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,784,696
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	794,735
Total			17,022,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	521,000	530,922
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	1,145,000	1,054,966
01/15/2032	6.625%	1,408,000	1,430,543
Total			3,016,431
Media and Entertainment 2.7%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	487,000	510,298
04/01/2030	7.875%	1,305,000	1,346,892
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	2,122,000	2,097,424
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,468,000	1,531,293
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	1,678,000	1,603,806
02/15/2031	7.375%	702,000	743,433
Roblox Corp.(d)
05/01/2030	3.875%	2,317,000	2,189,346
Snap, Inc.(d)
03/01/2033	6.875%	1,190,000	1,220,414
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	533,808
06/30/2030	7.375%	1,062,000	1,043,282
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	1,313,000	882,317
Total			13,702,313
Metals and Mining 3.4%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	490,000	513,825
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	800,999
10/01/2031	5.125%	1,085,000	1,062,496
Champion Iron Canada, Inc.(d),(g)
07/15/2032	7.875%	384,000	388,997
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	781,000	769,062
03/15/2032	7.000%	153,000	144,332
05/01/2033	7.375%	163,000	152,976
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	1,013,000	1,047,418
Constellium SE(d)
04/15/2029	3.750%	1,667,000	1,566,602
08/15/2032	6.375%	2,341,000	2,379,623
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	275,386
04/01/2029	6.125%	3,135,000	3,178,689
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,722,426
Novelis Corp.(d)
11/15/2026	3.250%	284,000	279,352
01/30/2030	4.750%	1,103,000	1,057,327
08/15/2031	3.875%	1,187,000	1,065,476
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	418,760
Total			17,823,746
Midstream 6.6%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,251,000	1,296,532
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,313,908
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,729,258
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,922,000	3,033,893
06/30/2033	7.375%	1,077,000	1,072,229
Hess Midstream Operations LP(d)
03/01/2028	5.875%	372,000	377,520
10/15/2030	5.500%	303,000	304,230
ITT Holdings LLC(d)
08/01/2029	6.500%	169,000	160,777
NuStar Logistics LP
06/01/2026	6.000%	755,000	757,971
04/28/2027	5.625%	3,087,000	3,113,577
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	432,344
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,321,616
05/01/2032	7.250%	1,255,000	1,318,033
07/01/2033	6.250%	1,544,000	1,569,491
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	1,808,000	1,881,372
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	830,000	768,806
11/01/2033	3.875%	3,026,000	2,644,295
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	2,462,000	2,399,585
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,693,384
01/15/2030	7.000%	782,000	791,388
02/01/2032	9.875%	923,000	996,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	618,000	662,054
05/01/2035	7.750%	618,000	669,525
Venture Global Plaquemines LNG LLC(d),(g)
01/15/2034	6.500%	1,407,000	1,407,000
01/15/2036	6.750%	1,407,000	1,407,000
Total			34,122,553
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	783,869
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,296,059
Nabors Industries, Inc.(d)
05/15/2027	7.375%	765,000	756,073
01/31/2030	9.125%	1,481,000	1,417,877
08/15/2031	8.875%	1,324,000	985,945
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,271,185	1,284,444
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,034,809	2,081,332
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	699,000	701,129
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,301,801
Total			10,608,529
Other Industry 0.4%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	802,134
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	779,083
04/15/2030	6.625%	296,000	307,408
Total			1,888,625
Other REIT 2.1%
Ladder Capital Finance Holdings LLLP(g)
08/01/2030	5.500%	1,800,000	1,811,927
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	254,996
07/15/2031	7.000%	970,000	1,013,807
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,335,900
05/15/2029	4.875%	825,000	798,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	513,536
02/15/2029	4.500%	545,000	533,054
04/01/2032	6.500%	772,000	793,848
06/15/2033	6.500%	554,000	570,376
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	192,068
09/15/2029	4.000%	859,000	801,817
Service Properties Trust
06/15/2029	8.375%	562,000	586,276
Service Properties Trust(d)
11/15/2031	8.625%	1,247,000	1,337,604
XHR LP(d)
05/15/2030	6.625%	507,000	517,404
Total			11,061,223
Packaging 1.1%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	2,236,000	2,040,414
Canpack SA/US LLC(d)
11/15/2029	3.875%	828,000	772,183
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,604,000	1,640,312
04/15/2032	6.750%	1,032,000	1,057,670
Total			5,510,579
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	2,339,000	2,359,966
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	1,471,000	1,236,317
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,207,879
Jazz Securities DAC(d)
01/15/2029	4.375%	796,000	768,851
Organon Finance 1 LLC(d)
04/30/2028	4.125%	890,000	855,458
04/30/2031	5.125%	1,149,000	997,518
Total			8,425,989
Property & Casualty 3.4%
Acrisure LLC/Finance, Inc.(d)
02/01/2029	8.250%	245,000	253,436
08/01/2029	6.000%	230,000	224,233
11/06/2030	7.500%	995,000	1,027,591
07/01/2032	6.750%	508,000	515,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,352,292
04/15/2028	6.750%	2,852,000	2,898,595
01/15/2031	7.000%	141,000	145,867
10/01/2031	6.500%	1,304,000	1,330,284
AmWINS Group, Inc.(d)
02/15/2029	6.375%	1,284,000	1,308,554
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	1,342,000	1,402,494
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	592,000	622,953
HUB International Ltd.(d)
01/31/2032	7.375%	1,001,000	1,047,155
HUB International, Ltd.(d)
06/15/2030	7.250%	2,963,000	3,096,950
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,197,000	1,243,836
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,056,000	1,063,554
Total			17,533,628
Railroads 0.8%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,864,654
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	1,985,000	2,072,423
Total			3,937,077
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,039,706
09/15/2029	5.625%	1,043,000	1,059,073
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	792,833
Yum! Brands, Inc.
04/01/2032	5.375%	1,329,000	1,330,863
Total			4,222,475
Retailers 2.2%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	555,000	535,888
02/15/2032	5.000%	849,000	808,628
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beach Acquisition Bidco LLC(d),(e),(g)
07/15/2033	10.000%	724,000	753,033
Belron UK Finance PLC(d)
10/15/2029	5.750%	532,000	535,840
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	533,463
01/15/2030	6.375%	512,000	526,939
Hanesbrands, Inc.(d)
02/15/2031	9.000%	586,000	620,287
L Brands, Inc.
06/15/2029	7.500%	80,000	82,134
L Brands, Inc.(d)
10/01/2030	6.625%	971,000	1,000,912
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	528,000	513,385
08/01/2031	8.250%	735,000	780,860
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	805,026
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	207,282
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	1,635,000	1,593,654
02/15/2029	7.750%	1,854,000	1,805,627
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	316,000	302,099
Total			11,405,057
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	805,835
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	794,000	788,500
Total			1,594,335
Technology 9.9%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,765,000	1,813,385
Block, Inc.
06/01/2031	3.500%	175,000	160,665
05/15/2032	6.500%	1,734,000	1,789,926
CACI International, Inc.(d)
06/15/2033	6.375%	1,030,000	1,063,997
Camelot Finance SA(d)
11/01/2026	4.500%	126,000	124,303
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,242,000	1,027,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,325,000	1,079,793
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	746,000	714,855
07/01/2029	4.875%	2,263,000	2,133,049
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	2,108,815
06/30/2032	8.250%	1,883,000	2,004,615
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,123,846
06/15/2030	5.950%	2,275,000	2,307,998
Fair Isaac Corp.(d)
05/15/2033	6.000%	847,000	856,713
Gen Digital, Inc.(d)
04/01/2033	6.250%	864,000	888,197
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	1,902,000	2,020,120
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,213,000	2,151,060
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	1,409,000	1,333,577
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	1,798,000	1,848,949
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	853,000	824,902
05/30/2029	9.500%	1,759,000	1,817,170
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	417,278
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	266,354
01/15/2033	6.250%	550,000	565,420
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,605,134
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,071,300
04/15/2029	5.125%	1,093,000	1,076,803
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,968,000	1,916,420
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,989,000	4,025,277
Seagate Data Storage Technology Pte Ltd.
12/15/2029	8.250%	714,000	762,676
Seagate HDD
07/15/2031	8.500%	234,000	250,558
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	270,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,522,000	2,621,151
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,025,000	1,064,143
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,074,731
UKG, Inc.(d)
02/01/2031	6.875%	972,000	1,008,702
WEX, Inc.(d)
03/15/2033	6.500%	1,031,000	1,039,964
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	2,169,000	2,040,745
Total			51,270,877
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,274,000	1,318,741
06/15/2032	8.375%	1,074,000	1,123,674
Total			2,442,415
Wireless 1.0%
SBA Communications Corp.
02/15/2027	3.875%	922,000	907,109
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	2,393,000	2,184,159
07/15/2031	4.750%	1,121,000	1,036,764
04/15/2032	7.750%	1,031,000	1,071,251
Total			5,199,283
Wirelines 1.2%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	165,916
Frontier Communications Holdings LLC(d)
03/15/2031	8.625%	945,000	1,004,375
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,622,530
Iliad Holding SASU(d)
04/15/2031	8.500%	476,000	508,824
04/15/2032	7.000%	784,000	802,836
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	581,905
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,357,352
Total			6,043,738
Total Corporate Bonds & Notes (Cost $486,810,053)			490,295,954

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
High Yield 1.1%
Columbia Short Duration High Yield ETF(j)	275,000	5,588,412
Total Exchange-Traded Fixed Income Funds (Cost $5,525,500)		5,588,412

Foreign Government Obligations(k) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.7%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	696,000	735,077
05/15/2029	4.250%	1,137,000	1,093,837
02/15/2030	9.000%	1,254,000	1,354,230
12/01/2031	7.000%	498,000	521,599
Total			3,704,743
Total Foreign Government Obligations (Cost $3,657,148)			3,704,743

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(l),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	550,000	553,025
Chemicals 0.1%
Ineos US Finance LLC(l),(m),(n)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.577%	820,000	784,568
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(l),(m)
1st Lien Term Loan
3-month Term SOFR + 2.750% 10/01/2025	10.250%	1,932	1,929
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	1,059,453	1,045,278
Total			1,047,207
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Broadstreet Partners, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.327%	1,913,960	1,915,835
Retailers 0.2%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.077%	224,462	224,837
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.177%	650,038	642,049
Total			866,886
Technology 0.6%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	778,898	778,415
ION Trading Finance Ltd.(l),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.796%	331,768	331,556
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.316%	847,875	822,261
UKG, Inc.(l),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.311%	1,165,952	1,170,056
Total			3,102,288
Total Senior Loans (Cost $8,265,728)			8,269,809

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(j),(o)	7,251,542	7,250,092
Total Money Market Funds (Cost $7,249,971)		7,250,092
Total Investments in Securities (Cost: $514,392,808)		517,674,905
Other Assets & Liabilities, Net		593,750
Net Assets		518,268,655
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $449,166,500, which represents 86.67% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	5,525,500	—	62,912	5,588,412	—	21,983	275,000
Columbia Short-Term Cash Fund, 4.473%
	5,623,862	67,336,696	(65,710,587)	121	7,250,092	(710)	137,098	7,251,542
Total	5,623,862			63,033	12,838,504	(710)	159,081

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at June 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	147	—	5	152
Consumer Discretionary	20,516	—	—	20,516
Industrials	7,215	—	—	7,215
Utilities	—	—	0 *	0 *
Total Common Stocks	27,878	—	5	27,883
Convertible Bonds	—	2,538,012	—	2,538,012
Corporate Bonds & Notes	—	490,295,954	—	490,295,954
Exchange-Traded Fixed Income Funds	5,588,412	—	—	5,588,412
Foreign Government Obligations	—	3,704,743	—	3,704,743
Senior Loans	—	8,269,809	—	8,269,809
Money Market Funds	7,250,092	—	—	7,250,092
Total Investments in Securities	12,866,382	504,808,518	5	517,674,905

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $501,617,337)	$504,836,401
Affiliated issuers (cost $12,775,471)	12,838,504
Cash	37,251
Receivable for:
Investments sold	2,159,888
Capital shares sold	76,339
Dividends	19,582
Interest	8,109,573
Foreign tax reclaims	13,862
Expense reimbursement due from Investment Manager	1,969
Prepaid expenses	1,751
Total assets	528,095,120
Liabilities
Payable for:
Investments purchased	1,443,666
Investments purchased on a delayed delivery basis	7,968,566
Capital shares redeemed	114,356
Management services fees	27,714
Distribution and/or service fees	1,710
Service fees	33,083
Compensation of chief compliance officer	15
Compensation of board members	1,741
Other expenses	25,695
Deferred compensation of board members	209,919
Total liabilities	9,826,465
Net assets applicable to outstanding capital stock	$518,268,655
Represented by
Paid in capital	501,069,175
Total distributable earnings (loss)	17,199,480
Total - representing net assets applicable to outstanding capital stock	$518,268,655
Class 1
Net assets	$388,513,778
Shares outstanding	58,185,293
Net asset value per share	$6.68
Class 2
Net assets	$36,901,913
Shares outstanding	5,582,984
Net asset value per share	$6.61
Class 3
Net assets	$92,852,964
Shares outstanding	13,797,784
Net asset value per share	$6.73
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$524
Dividends — affiliated issuers	159,081
Interest	16,282,761
Total income	16,442,366
Expenses:
Management services fees	1,664,201
Distribution and/or service fees
Class 2	44,809
Class 3	57,432
Service fees	52,510
Custodian fees	4,866
Printing and postage fees	10,386
Accounting services fees	15,837
Legal fees	10,344
Compensation of chief compliance officer	68
Compensation of board members	8,781
Deferred compensation of board members	(4,284)
Other	6,749
Total expenses	1,871,699
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(135,723)
Total net expenses	1,735,976
Net investment income	14,706,390
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(903,659)
Investments — affiliated issuers	(710)
Net realized loss	(904,369)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,480,857
Investments — affiliated issuers	63,033
Net change in unrealized appreciation (depreciation)	11,543,890
Net realized and unrealized gain	10,639,521
Net increase in net assets resulting from operations	$25,345,911
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$14,706,390	$9,755,393
Net realized loss	(904,369)	(2,633,927)
Net change in unrealized appreciation (depreciation)	11,543,890	(2,818,861)
Net increase in net assets resulting from operations	25,345,911	4,302,605
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(942,010)
Class 2	—	(1,880,956)
Class 3	—	(5,163,180)
Total distributions to shareholders	—	(7,986,146)
Increase (decrease) in net assets from capital stock activity	(28,597,807)	377,195,652
Total increase (decrease) in net assets	(3,251,896)	373,512,111
Net assets at beginning of period	521,520,551	148,008,440
Net assets at end of period	$518,268,655	$521,520,551

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	148,239	965,579	59,613,590	382,716,511
Distributions reinvested	—	—	150,963	942,010
Shares redeemed	(3,644,094)	(23,391,485)	(665,744)	(4,243,862)
Net increase (decrease)	(3,495,855)	(22,425,906)	59,098,809	379,414,659
Class 2
Shares sold	210,301	1,346,651	596,686	3,771,131
Distributions reinvested	—	—	304,362	1,880,956
Shares redeemed	(305,524)	(1,954,130)	(679,955)	(4,305,692)
Net increase (decrease)	(95,223)	(607,479)	221,093	1,346,395
Class 3
Shares sold	86,639	564,814	498,199	3,212,010
Distributions reinvested	—	—	820,855	5,163,180
Shares redeemed	(940,470)	(6,129,236)	(1,853,720)	(11,940,592)
Net decrease	(853,831)	(5,564,422)	(534,666)	(3,565,402)
Total net increase (decrease)	(4,444,909)	(28,597,807)	58,785,236	377,195,652
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

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Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$6.35	0.19	0.14	0.33	—	—	—
Year Ended 12/31/2024	$6.35	0.36	0.01 (c)	0.37	(0.37)	—	(0.37)
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01 (c)	0.34	(0.72)	—	(0.72)
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	—	(0.36)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$6.30	0.18	0.13	0.31	—	—	—
Year Ended 12/31/2024	$6.30	0.34	0.01 (c)	0.35	(0.35)	—	(0.35)
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01 (c)	0.31	(0.70)	—	(0.70)
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	—	(0.34)
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$6.41	0.18	0.14	0.32	—	—	—
Year Ended 12/31/2024	$6.40	0.36	0.01 (c)	0.37	(0.36)	—	(0.36)
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02 (c)	0.34	(0.71)	—	(0.71)
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$6.68	5.20%	0.69%	0.64%	5.80%	22%	$388,514
Year Ended 12/31/2024	$6.35	5.90%	0.78%	0.64%	5.80%	34%	$391,887
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01% )	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$6.61	4.92%	0.94%	0.89%	5.55%	22%	$36,902
Year Ended 12/31/2024	$6.30	5.71%	1.06%	0.89%	5.38%	34%	$35,756
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22% )	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$6.73	4.99%	0.82%	0.76%	5.68%	22%	$92,853
Year Ended 12/31/2024	$6.41	5.90%	0.94%	0.76%	5.50%	34%	$93,877
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21% )	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.65% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.64	0.64	0.64
Class 2	0.89	0.89	0.89
Class 3	0.765	0.765	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
514,393,000	6,525,000	(3,243,000)	3,282,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,070,114)	(8,076,111)	(9,146,225)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $110,874,660 and $119,962,629, respectively, for the six months ended June 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as certain enhancements to the Fund’s investment process) had been taken to help improve the Fund’s performance.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

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Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7011_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025